Financial Instruments and Derivative Contracts - Fair Value of Derivative Contracts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid expenses and other current assets [Member]
Assets
Commodity derivative assets	$ 12	$ 14
Other assets [Member]
Assets
Commodity derivative assets	1	1
Other accruals [Member]
Liabilities
Commodity derivative liabilities	23	7
Other liabilities and deferred credits [Member]
Liabilities
Commodity derivative liabilities		$ 2